Pro Forma Finanical Infomation (Details) - USD ($)	Jul. 30, 2023	Jun. 30, 2023	Jun. 14, 2023
Current Assets
Cash
Total Assets
Current Liabilities
Total Liabilities	1,000
Stockholders’ Deficit:
Common Stock	10
Additional paid-in capital	844
Total Stockholders’ Deficit	(1,000)	$ (1,000)
Total Liabilities and Stockholders’ Deficit
Pro Forma Adjustments [Member]
Stockholders’ Deficit:
Common Stock		(10)
Additional paid-in capital		10
Net loss		(4,080,000)
Accumulated deficit
Total Stockholders’ Deficit
Total Liabilities and Stockholders’ Deficit
Pro Forma [Member]
Current Assets
Cash		2,535
Prepaids		29,325
Total Assets		31,860
Current Liabilities
Accounts payable and accrued expenses		9,936
Customer deposits		35,800
Due to related parties		66,230
Accrued board of directors fees		119,750
Total Liabilities		231,716
Stockholders’ Deficit:
Common Stock		5,613
Additional paid-in capital		95,034,403
Net loss		(4,299,152)
Accumulated deficit		(91,159,872)
Total Stockholders’ Deficit		(199,856)
Total Liabilities and Stockholders’ Deficit		31,860
Bravo Multinational [Member]
Current Assets
Cash		2,535
Prepaids		29,325
Total Assets		31,860
Current Liabilities
Accounts payable and accrued expenses		8,936
Customer deposits		35,800
Due to related parties		66,230
Accrued board of directors fees		119,750
Total Liabilities		230,716
Stockholders’ Deficit:
Common Stock		4,763
Additional paid-in capital		90,954,399
Net loss		(217,298)
Accumulated deficit		(91,158,018)
Total Stockholders’ Deficit		(198,856)
Total Liabilities and Stockholders’ Deficit		31,860
Recombinant Productions [Member]
Current Assets
Cash
Prepaids
Total Assets
Current Liabilities
Accounts payable and accrued expenses		1,000
Customer deposits
Due to related parties
Accrued board of directors fees
Total Liabilities		1,000
Stockholders’ Deficit:
Common Stock		10
Additional paid-in capital		844
Net loss		(1,854)
Accumulated deficit		(1,854)
Total Stockholders’ Deficit		(1,000)
Total Liabilities and Stockholders’ Deficit